Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock subject to possible redemption	13,001,552	13,001,552
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued		3,370,388	3,370,388
Common stock, shares outstanding		3,370,388	3,370,388
Common stock subject to possible redemption		13,001,552	13,001,552
LEAFLY HOLDINGS, INC [Member]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	209,651	209,651	206,800
Common stock, shares issued	76,088	75,395	75,776
Common stock, shares outstanding	76,088	75,395	75,776
Allowance for doubtful accounts (in Dollars)	$ 1,578	$ 1,131	$ 614
Common Stock [Member]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	3,370,388	3,370,388
Common stock, shares outstanding	3,370,388	3,370,388
Series A Preferred Stock | LEAFLY HOLDINGS, INC [Member]
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,033	20,033	0
Preferred stock, shares issued	18,702	18,702	0
Preferred stock, shares outstanding	18,702	18,702	0
Aggregate liquidation preference (in Dollars)	$ 19,436	$ 19,436	$ 0